Basis of Presentation - Disclosure of exchange rates used for the change in Cash Flow Statement (Details) kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 DKK (kr)
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Operating activities	$ 349	$ 438	kr 3,026
Investing activities	(17)	(1,480)	(10,134)
Financing activities	$ (419)	$ (525)	(3,646)
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Operating activities			(2,588)
Investing activities			8,654
Financing activities			kr 3,121